Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts
	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2023
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	920	-

Total derivatives	920	-

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2022
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	-	(1,271)
Derivatives not designated as hedging instruments:
Currency forward and option contracts	8	(152)

Total derivatives	8	(1,423)

The notional amounts for derivatives contracts were as follows:

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	19,482	42,848
Derivatives not designated as hedging instruments:
Currency forward and option contracts	-	16,082

Schedule of Derivative Contracts on Consolidated Statements of Operations
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands

Cost of revenues	(901)	(515)	317
Research and development, net	(1,544)	(939)	699
Sales and marketing	(443)	(215)	165
General and administrative	(721)	(386)	279
Financial expenses and others, net	(498)	(170)	304